Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized gains (losses) on investment securities, Balance at beginning of fiscal year	¥ 2,032,807	¥ 1,995,314	¥ 2,304,555
Net unrealized gains (losses) on investment securities, Net change during the fiscal year	244,249	31,984	(309,241)
Net unrealized gains (losses) on investment securities, Effect of adopting new guidance by a foreign affiliated company	118
Net unrealized gains (losses) on investment securities, Effect of adopting new guidance on consolidation of certain variable interest entities (Note 26)		5,509
Net unrealized gains (losses) on investment securities, Effect of adopting new guidance on reclassification of certain tax effects (Note 1)	(6,828)
Net unrealized gains (losses) on investment securities, Balance at end of fiscal year	2,270,346	2,032,807	1,995,314
Net debt valuation adjustments (Note 14), Balance at beginning of fiscal year	(10,632)	(2,080)
Net debt valuation adjustments (Note 14), Net change during the fiscal year	(2,178)	(8,552)	3,505
Net debt valuation adjustments (Note 14), Effect of adopting new guidance by a foreign affiliated company			(5,585)
Net debt valuation adjustments (Note 14), Effect of adopting new guidance on reclassification of certain tax effects (Note 1)	(3,678)
Net debt valuation adjustments (Note 14), Balance at end of fiscal year	(16,488)	(10,632)	(2,080)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at beginning of fiscal year	(8,729)	4,516	2,708
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net change during the fiscal year	(7,025)	(13,245)	1,808
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Effect of adopting new guidance on reclassification of certain tax effects (Note 1)	(3,496)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at end of fiscal year	(19,250)	(8,729)	4,516
Defined benefit plans, Balance at beginning of fiscal year	(214,062)	(317,422)	(187,640)
Defined benefit plans, Net change during the fiscal year	109,012	103,360	(129,782)
Defined benefit plans, Effect of adopting new guidance on reclassification of certain tax effects (Note 1)	(14,543)
Defined benefit plans, Balance at end of fiscal year	(119,593)	(214,062)	(317,422)
Foreign currency translation adjustments, Balance at beginning of fiscal year	482,039	620,931	947,632
Foreign currency translation adjustments, Net change during the fiscal year	(119,213)	(137,256)	(326,701)
Foreign currency translation adjustments, Effect of adopting new guidance on consolidation of certain variable interest entities (Note 26)		(1,636)
Foreign currency translation adjustments, Effect of adopting new guidance on reclassification of certain tax effects (Note 1)	(526)
Foreign currency translation adjustments, Balance at end of fiscal year	362,300	482,039	620,931
Accumulated other comprehensive income (loss), net of taxes: Balance at end of fiscal year	¥ 2,477,315	¥ 2,281,423	¥ 2,301,259